Semi-Annual Report
AUL American Individual
Variable Life Unit Trust

June 30, 1999

This report and the financial statements contained herein are for the general information of the Participants. The Report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Individual Variable Life Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

American United Life Insurance Company

A Message
From
The Chairman of the Board
and President of
AUL American  Series Fund, Inc.

To Participants in AUL American  Individual  Variable Life Unit Trust

The current economic expansion continues to surprise investors with its longevity. It has now endured for 100 months, making it the longest peacetime expansion in U.S. history. If the economy can remain on its current track for another six months, it will achieve the distinction of being the longest expansion of all time.

However, economic growth can represent a mixed blessing. The Federal Reserve has been keeping a close eye on domestic growth watching for signs of inflationary pressures. At its June 29-30 meeting, the Fed decided to take a pre-emptive step by raising the Federal Funds rate by 25 basis points, representing the first such increase since March 1997. The Fed is hoping that this modest move will eliminate the need for more drastic action at some later date.

Bond prices declined steadily during the first half of the year as market participants reacted to the surprisingly strong growth of the U.S. economy and the rekindling of expectations for a rebound in the global economy. The ten-year Treasury yield increased from 4.65% at the beginning of the year to over 5.75% at the end of June.

As we began 1999, stock market performance was driven by large growth and technology companies, the same as in 1998. But the increase in long-term interest rates stalled the upward momentum in the equity market. The stock market experienced a dramatic change in leadership in April as investors began focusing on industries that would benefit from stronger global growth. This rotation resulted in a remarkable rebound in economically sensitive and small capitalization companies.

As we enter the second half of 1999, the marketplace remains vulnerable to external surprises. The Federal Reserve will be closely watching the growth rate of the U.S. economy. Without some moderation, the Federal Reserve may feel forced to take additional action. Y2K issues will also provide additional uncertainty as we near the end of 1999. For more information regarding AULs preparation for Y2K, please see our website at www.aul.com or call 1-800-863-9354.
                                                              /s/James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President

Indianapolis, Indiana
July 15,1999

                      (This page is intentionally blank.)

                AUL American Individual Variable Life Unit Trust
                            STATEMENTS OF NET ASSETS
                                 June 30, 1999
                                  (unaudited)



                                          AUL American Series Fund                       Fidelity


                                Equity   Money Market      Bond        Managed    High Income    Growth



Assets:

  Investments at value      $    233,161 $    361,028  $   262,828  $    73,823  $   136,968  $ 1,107,934



Net Assets                  $    233,161 $    361,028  $   262,828  $    73,823  $   136,968  $ 1,107,934



Units outstanding                 43,569      342,213       50,326       13,896       28,020      159,654



Accumulation Unit Value     $       5.35 $       1.05  $      5.22  $      5.31  $      4.89  $      6.94





                                                               Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund  Money Market

Assets:

  Investments at value      $     40,314 $    455,325  $ 2,617,510  $   462,141  $   914,659  $   153,893



Net Assets                  $     40,314 $    455,325  $ 2,617,510  $   462,141  $   914,659  $   153,893



Units outstanding                  7,756       81,035      418,265       81,629      143,507      145,635



Accumulation Unit Value             5.20         5.62         6.26         5.66         6.37         1.06



    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 1999
                                  (unaudited)


                                       American Century                  Alger    T. Rowe Price


                             VP Capital        VP          VP Income    American
                           Appreciation   International   and Growth     Growth    Equity income


Assets:
  Investments at value      $     35,385 $    225,884  $         0  $ 1,704,522  $   497,674



Net Assets                  $     35,385 $    225,884  $         0  $ 1,704,522  $   497,674



Units outstanding                  6,699       42,423            0      233,141       88,035



Accumulation Unit Value     $       5.28 $       5.32  $      5.12  $      7.31  $      5.65





                                       Janus                    SAFECO


                               Worldwide   Flexible
                                Growth      Income        Equity       Growth


Assets:
  Investments at value      $     12,293 $         24  $         0  $         0



Net Assets                  $     12,293 $         24  $         0  $         0



Units outstanding                  2,370            5            0            0



Accumulation Unit Value     $       5.19 $       4.90  $      4.97  $      5.17


    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                       AUL American Series Fund

                                      Equity                 Money Market                  Bond

                             Six months  For the period  Six months For the period Six months For the period
                                ended     from 4/30/98     ended     from 4/30/98    ended    from 4/30/98
                                6/30/99  (commencement)   6/30/99   (commencement)  6/30/99   (commencement)
                             (unaudited)   to 12/31/98  (unaudited)  to 12/31/98   (unaudited)  to 12/31/98


Operations:
  Dividend income           $          0 $      8,675  $     4,704  $     1,077   $         0 $      1,028

Net Investment income                  0        8,675        4,704        1,077             0        1,028


Gain (Loss) on Investments:
   Net realized gain (loss)        3,668         (230)           0            0          (829)         390
   Net change in
     unrealized appreciation
      (depreciation)              17,459          911            0            0        (2,598)        (649)

   Net Gain (Loss)                21,127          681            0            0        (3,427)        (259)


Increase
   in Net Assets
   from Operations                21,127        9,356        4,704        1,077        (3,427)         769


Contract Owner Transactions:
   Proceeds from units sold      169,034      116,012      474,077      235,711       375,505      140,768
   Cost of units redeemed        (40,796)     (26,360)    (239,424)     (99,765)     (137,385)    (104,420)
   Account charges               (11,823)      (3,389)      (9,334)      (6,018)       (7,606)      (1,376)

      Increase                   116,415       86,263      225,319      129,928       230,514       34,972


Net increase                     137,542       95,619      230,023      131,005       227,087       35,741
Net Assets, beginning             95,619            0      131,005            0        35,741           00

Net Assets, ending          $    233,161 $     95,619  $   361,028  $   131,005   $   262,828 $     35,741


Units sold                        34,403       26,537      453,716      229,979        70,974       26,926
Units redeemed                   (10,644)      (6,727)    (238,364)    (103,118)      (27,380)     (20,194)


Net increase                      23,759       19,810      215,352      126,861        43,594        6,732
Units outstanding, beginning      19,810            0      126,861            0         6,732            0

Units outstanding, ending         43,569       19,810      342,213      126,861        50,326        6,732


    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                             AUL American Series Fund                       Fidelity


                                      Managed                 High Income                 Growth

                             Six months  For the period  Six months For the period Six months For the period
                                ended     from 4/30/98     ended     from 4/30/98     ended    from 4/30/98
                               6/30/99   (commencement)   6/30/99   (commencement)   6/30/99  (commencement)
                             (unaudited)  to 12/31/98   (unaudited)  to 12/31/98   (unaudited) to 12/31/98


Operations:
  Dividend income           $          0 $      1,892  $     3,310  $         0   $   19,251  $         0

Net Investment income                  0        1,892        3,310            0       19,251            0


Gain (Loss) on Investments:
   Net realized gain (loss)          477           75          801         (295)      13,878          318
   Net change in
     unrealized appreciation
      (depreciation)               2,948          608       (1,349)       1,954       34,772       17,221

   Net Gain (Loss)                 3,425          683         (548)       1,659       48,650       17,539


Increase
   in Net Assets
   from Operations                 3,425        2,575        2,762        1,659       67,901       17,539


Contract Owner Transactions:
   Proceeds from units sold       45,389       30,838      114,683       27,265    1,009,695      118,862
   Cost of units redeemed             (8)      (2,548)      (1,626)        (257)     (40,659)        (106)
   Account charges                (4,175)      (1,673)      (5,353)      (2,165)     (58,174)      (7,124)

      Increase                    41,206       26,617      107,704       24,843      910,862      111,632


Net increase                      44,631       29,192      110,466       26,502      978,764      129,171
Net Assets, beginning             29,192            0       26,502            0      129,171            0

Net Assets, ending          $     73,823 $     29,192  $   136,968  $    26,502   $1,107,934  $   129,171


Units sold                         8,907        6,673       23,655        6,401      153,424       22,644
Units redeemed                      (813)        (871)      (1,487)        (549)     (15,059)      (1,355)


Net increase                       8,094        5,802       22,168        5,852      138,365       21,289
Units outstanding, beginning       5,802            0        5,852            0       21,289            0

Units outstanding, ending         13,896        5,802       28,020        5,852      159,654       21,289


    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                               Fidelity


                                     Overseas                Asset Manager               Index 500

                              Six months For the period  Six months For the period Six months For the period
                                ended     from 4/30/98     ended    from 4/30/98     ended    from 4/30/98
                               6/30/99   (commencement)   6/30/99   (commencement)   6/30/99  (commencement)
                             (unaudited)  to 12/31/98   (unaudited)  to 12/31/98   (unaudited) to 12/31/98


Operations:
  Dividend income           $        618 $          0  $    13,510  $         0   $   25,695  $         0

Net Investment income                618            0       13,510            0       25,695            0


Gain (Loss) on Investments:
   Net realized gain (loss)          832           97        5,783         (108)      49,068        5,321
   Net change in
     unrealized appreciation
      (depreciation)                 961          704        6,430        9,675      168,502      133,825

   Net Gain (Loss)                 1,793          801       12,213        9,567      217,570      139,146


Increase
   in Net Assets
   from Operations                 2,411          801       25,723        9,567      243,265      139,146


Contract Owner Transactions:
   Proceeds from units sold       29,467       13,531      585,598      130,304    1,139,530    1,314,494
   Cost of units redeemed           (138)         (60)    (266,777)      (2,218)     (75,608)      (1,971)
   Account charges                (4,258)      (1,440)     (20,131)      (6,741)    (107,363)     (33,983)

      Increase                    25,071       12,031      298,690      121,345      956,559    1,278,540


Net increase                      27,482       12,832      324,413      130,912    1,199,824    1,417,686
Net Assets, beginning             12,832            0      130,912            0    1,417,686            0

Net Assets, ending          $     40,314 $     12,832  $   455,325  $   130,912   $2,617,510  $ 1,417,686


Units sold                         6,000        2,998      108,560       26,314      195,111      260,809
Units redeemed                      (912)        (330)     (52,049)      (1,790)     (30,668)      (6,987)


Net increase                       5,088        2,668       56,511       24,524      164,443      253,822
Units outstanding, beginning       2,668            0       24,524            0      253,822            0

Units outstanding, ending          7,756        2,668       81,035       24,524      418,265      253,822


    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                               Fidelity


                                   Equity-Income              Contrafund               Money Market

                              Six months For the period  Six months For the period Six months For the period
                                ended     from 4/30/98     ended     from 4/30/98     ended    from 4/30/98
                               6/30/99   (commencement)   6/30/99   (commencement)   6/30/99  (commencement)
                             (unaudited)  to 12/31/98   (unaudited)  to 12/31/98   (unaudited)  to 12/31/98


Operations:
  Dividend income           $      9,291 $          0  $     8,511  $         0   $     1,704 $       109

Net Investment income              9,291            0        8,511            0         1,704         109


Gain (Loss) on Investments:
   Net realized gain (loss)       17,595          382       24,696          201            0            0
   Net change in
     unrealized appreciation
      (depreciation)              11,290       15,629       25,179       22,720            0            0

   Net Gain (Loss)                28,885       16,011       49,875       22,921            0            0


Increase
   in Net Assets
   from Operations                38,176       16,011       58,386       22,921        1,704          109


Contract Owner Transactions:
   Proceeds from units sold      305,863      152,705      792,252      175,608      132,802       40,979
   Cost of units redeemed        (13,855)      (2,283)     (53,158)     (20,791)      (1,131)     (14,744)
   Account charges               (25,814)      (8,662)     (48,988)     (11,571)      (4,559)      (1,267)

      Increase                   266,194      141,760      690,106      143,246      127,112       24,968


Net increase                     304,370      157,771      748,492      166,167      128,816       25,077
Net Assets, beginning            157,771            0      166,167            0       25,077            0

Net Assets, ending          $    462,141 $    157,771  $   914,659  $   166,167   $  153,893  $    25,077


Units sold                        57,636       33,752      131,397       35,686      126,842       39,905
Units redeemed                    (7,412)      (2,347)     (16,894)      (6,682)      (5,410)     (15,702)


Net increase                      50,224       31,405      114,503       29,004      121,432       24,203
Units outstanding, beginning      31,405            0       29,004            0       24,203            0

Units outstanding, ending         81,629       31,405      143,507       29,004      145,635       24,203


    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                     American Century

                                                                                   VP Income
                              VP Capital Appreciation      VP International       and Growth

                              Six months For the period  Six months For the periodFor the period
                                ended     from 4/30/98     ended     from 4/30/98 from 5/01/99
                               6/30/99   (commencement)   6/30/99   (commencement)(commencement)
                             (unaudited)  to 12/31/98   (unaudited)  to 12/31/98   to 6/30/99


Operations:
  Dividend income           $          0 $          0  $         0  $         0   $        0

Net Investment income                  0            0            0            0            0


Gain (Loss) on Investments:
   Net realized gain (loss)          540          (18)       9,143       (2,322)           0
   Net change in
     unrealized appreciation
      (depreciation)               4,780          595        2,718        6,162            0

   Net Gain (Loss)                 5,320          577       11,861        3,840            0


Increase
   in Net Assets
   from Operations                 5,320          577       11,861        3,840            0


Contract Owner Transactions:
   Proceeds from units sold       36,336        5,709      184,728      111,903            0
   Cost of units redeemed         (7,593)           0      (41,391)     (25,776)           0
   Account charges                (3,166)      (1,798)     (13,606)      (5,675)           0

      Increase                    25,577        3,911      129,731       80,452            0


Net increase                      30,897        4,488      141,592       84,292            0
Net Assets, beginning              4,488            0       84,292            0            0

Net Assets, ending          $     35,385 $      4,488  $   225,884  $    84,292   $        0


Units sold                         8,068        1,437       36,019       24,233            0
Units redeemed                    (2,355)        (451)     (10,594)      (7,235)           0


Net increase                       5,713          986       25,425       16,998            0
Units outstanding, beginning         986            0       16,998            0            0

Units outstanding, ending          6,699          986       42,423       16,998            0


    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                       Alger                 T. Rowe Price                 Janus

                                                                                   Worldwide    Flexible
                                  American Growth            Equity Income          Growth       Income

                             Six months  For the period  Six months For the periodFor the periodFor the period
                                ended     from 4/30/98     ended    from 4/30/98  from 5/01/99  from 5/01/99
                                6/30/99  (commencement)   6/30/99   (commencement)(commencement)(commencement)
                             (unaudited)   to 12/31/98  (unaudited)   to 12/31/98  to 6/30/99    to 6/30/99


Operations:
  Dividend income           $    116,780 $          0  $     5,397  $     7,760   $       22    $       1

Net Investment income            116,780            0        5,397        7,760           22            1


Gain (Loss) on Investments:
   Net realized gain (loss)       52,356          602       10,555           59            8            0
   Net change in
     unrealized appreciation
      (depreciation)             (28,455)      43,233       31,713        7,033          640           (1)

   Net Gain (Loss)                23,901       43,835       42,268        7,092          648           (1)


Increase
   in Net Assets
   from Operations               140,681       43,835       47,665       14,852          670            0


Contract Owner Transactions:
   Proceeds from units sold    1,419,870      248,390      259,989      245,481       11,820           50
   Cost of units redeemed        (37,437)      (2,128)     (11,469)     (17,564)           0            0
   Account charges               (91,384)     (17,305)     (30,264)     (11,016)        (197)         (26)

      Increase                 1,291,049      228,957      218,256      216,901       11,623           24


Net increase                   1,431,730      272,792      265,921      231,753       12,293           24
Net Assets, beginning            272,792            0      231,753            0            0            0

Net Assets, ending          $  1,704,522 $    272,792  $   497,674  $   231,753   $   12,293    $      24


Units sold                       208,329       46,809       50,073       52,124        2,409           10
Units redeemed                   (18,471)      (3,526)      (8,100)      (6,062)         (39)          (5)


Net increase                     189,858       43,283       41,973       46,062        2,370            5
Units outstanding, beginning      43,283            0       46,062            0            0            0

Units outstanding, ending        233,141       43,283       88,035       46,062        2,370            5


    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                      SAFECO


                                Equity      Growth

                            For the periodFor the period
                             from 5/01/99  from 5/01/99
                            (commencement)(commencement)
                              to 6/30/99    to 6/30/99


Operations:
  Dividend income           $          0  $         0

Net Investment income                  0            0


Gain (Loss) on Investments:
   Net realized gain (loss)            0            0
   Net change in
     unrealized appreciation
      (depreciation)                   0            0

   Net Gain (Loss)                     0            0


Increase
   in Net Assets
   from Operations                     0            0


Contract Owner Transactions:
   Proceeds from units sold           12            0
   Cost of units redeemed              0            0
   Account charges                   (12)           0

      Increase                         0            0


Net increase                           0            0
Net Assets, beginning                  0            0

Net Assets, ending          $          0  $         0


Units sold                             2            0
Units redeemed                        (2)           0


Net increase                           0            0
Units outstanding, beginning           0            0

Units outstanding, ending              0            0



    The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies


     The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), and T. Rowe Price Equity Series, Inc. (T. Rowe Price).

     Security  Valuation Transactions and Related Income

     The market value of investments is based on the closing bid prices at June 30, 1999. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

     Taxes

     Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

     Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   Account Charges

     With respect to variable life insurance policies funded by the variable account, total account charges during the six month period were $445,998. Deductions are described as follows:

     Modified Single Premium Policy: AUL assesses (1) cost of insurance charges,
     (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) a premium tax charge equal to 0.25% of the account value annually for the first 10 policy years, (5) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (6) an annual contract charge of $30.00 each year in which an individual policys account value does not exceed a specific amount, and (7) in the event of a surrender, a surrender charge of 10% reducing to 0% of premium surrender, depending upon policy duration. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

     Flexible  Premium  Adjustable  Policy:  AUL  assesses (1) cost of insurance charges, (2) monthly administrative charges of $30.00 per month in the first year and $5.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25%
     thereafter, (4) premium tax charges equal to 0.25% of the account value annually for the first 10 years the policy is in force, (5) an annual contract charge of $30.00 each year in which an individual policys account value does not exceed a specific amount, and (6) in the event of a surrender, 100% of premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3.   Accumulation Unit Value
     The change in the Accumulation Unit Value per unit for the six months ended June 30, 1999, or from commencement of operation, May 1, 1999 through June 30, 1999.
                                 6/30/99     12/31/98      Change

     AUL American Series Fund:
         Equity               $  5.351596  $  4.826818       10.9%
         Money Market            1.055102     1.032790        2.2%
         Bond                    5.222461     5.309238       -1.6%
         Managed                 5.312643     5.031288        5.6%
     Fidelity:
         High Income             4.889321     4.528671        8.0%
         Growth                  6.939611     6.065156       14.4%
         Overseas                5.198222     4.808152        8.1%
         Asset Manager           5.618831     5.338035        5.3%
         Index 500               6.257921     5.585215       12.0%
         Equity Income           5.661670     5.023715       12.7%
         Contrafund              6.373717     5.729026       11.3%
         MoneyMarket             1.061322     1.036145        2.4%
     American Century:
         VP Capital
           Appreciation          5.282543    4.550963        16.1%
         VP International        5.323262     4.958841        7.3%
     Alger:
         American Growth         7.311101     6.302550       16.0%
     T. Rowe Price:
         Equity Income           5.653267     5.031378       12.4%


                                 6/30/99      5/01/99      Change
     American Century:
         VP Income
           and Growth            5.123964    5.000000         2.5%
     Janus:
         Worldwide Growth        5.186642     5.000000        3.7%
         Flexible Income         4.895260     5.000000       -2.1%
     SAFECO:
         Equity                  4.966901     5.000000       -0.7%
         Growth                  5.173824     5.000000        3.5%



4.   Cost of Investments
     The cost of investments at June 30, 1999, is:

   AUL American Series Fund: Fidelity:  (continued)        Alger:
     Equity       $  214,792   Equity Income   $   435,223   American Growth $1,689,744
     Money Market    361,028   Contrafund          866,760
     Bond            266,075   Money Market        153,893 T. Rowe Price:
     Managed          70,266                                 Equity Income      458,929
                             American Century:
   Fidelity:                   VP Capital                  Janus:
     High Income     136,362    Appreciation        30,010   Worldwide
     Growth        1,055,942   VP International    217,005    Growth             11,653
     Overseas         38,650   VP Income                     Flexible Income         25
     Asset Manager   439,220     and Growth              0
     Index 500     2,315,183                               SAFECO:
                                                             Equity                   0
                                                             Growth                   0


   5.    Net Assets
   Net Assets at June 30, 1999, are:

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth

Proceeds from units sold    $    285,047  $   709,788  $   516,272  $    76,225   $  141,941    $1,128,558
Cost of units redeemed           (67,156)    (339,189)    (241,805)      (2,555)      (1,883)      (40,765)
Account charges                  (15,212)     (15,352)      (8,981)      (5,848)      (7,512)      (65,298)
Net investment income              8,675        5,781        1,028        1,892        3,310        19,251
Net realized gain (loss)           3,438            0         (438)         552          506        14,196
Unrealized appreciation
   (depreciation)                 18,369            0       (3,248)       3,556          605        51,993

                            $    233,161  $   361,028  $   262,828  $    73,823   $  136,968    $1,107,934


                                                               Fidelity

                               Overseas   Asset Manager Index  500  Equity-income Contrafund    Money Market

Proceeds from units sold    $     43,000  $   715,904  $ 2,454,024  $   458,568   $  967,860    $  173,780
Cost of units redeemed              (199)    (268,995)     (77,579)     (16,137)     (73,949)      (15,874)
Account charges                   (5,698)     (26,874)    (141,347)     (34,476)     (60,560)       (5,827)
Net investment income                618       13,510       25,695        9,291        8,511         1,813
Net realized gain (loss)             929        5,675       54,389       17,977       24,897             0
Unrealized appreciation
   (depreciation)                  1,664       16,104      302,327       26,919       47,899             0

                            $     40,314  $   455,325  $ 2,617,510  $   462,141   $  914,659    $  153,893


                                        American Century                Alger     T. Rowe Price

                              VP Capital      VP         VP Income    American
                            Appreciation  International  and Growth    Growth     Equity Income

Proceeds from units sold    $     42,045  $   296,631  $         0  $ 1,668,259  $   505,470
Cost of units redeemed            (7,594)     (67,167)           0      (39,565)     (29,033)
Account charges                   (4,964)     (19,281)           0     (108,689)     (41,279)
Net investment income                  0            0            0      116,780       13,157
Net realized gain (loss)             523        6,822            0       52,959       10,613
Unrealized appreciation
   (depreciation)                  5,375        8,879            0       14,778       38,746

                            $     35,385  $   225,884  $         0  $ 1,704,522  $'  497,674


                                       Janus                    SAFECO

                               Worldwide    Flexible
                                Growth       Income       Equity       Growth

Proceeds from units sold    $     11,819  $        49  $        12  $         0
Cost of units redeemed                 0            0            0            0
Account charges                     (197)         (26)         (12)           0
Net investment income                 22            1            0            0
Net realized gain (loss)               8            0            0            0
Unrealized appreciation
   (depreciation)                    640           (1)           0            0

                            $     12,293  $        24  $         0  $         0



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

American United Life Insurance Company
         One American Square
         P.O. Box 368
         Indianapolis, Indiana 46206-0368
         www.aul.com

7-14587A (7/99)